SUBSEQUENT EVENTS	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Proposed Business Combination

Business Combination Agreement

On August 3, 2022, the Company, entered into a Business Combination Agreement with FINTECH Merger Sub Corp., an exempted company limited by shares incorporated under the laws of the Cayman Islands and a wholly-owned subsidiary of the Company (“Merger Sub”), and Seamless Group Inc., an exempted company limited by shares incorporated under the laws of the Cayman Islands (“Seamless”) (as may be amended and restated from time to time, the “Business Combination Agreement”). If the Business Combination Agreement is approved by INFINT’s shareholders (and the other closing conditions are satisfied or waived in accordance with the Business Combination Agreement), and the transactions contemplated by the Business Combination Agreement are consummated, Merger Sub will merge with and into Seamless (the “Merger”), with Seamless surviving the Merger as a wholly owned subsidiary of INFINT (such transactions are referred to collectively as the “Proposed Transactions”). Under the Business Combination Agreement, holders of Seamless’ shares (“Seamless Shareholders”) are expected to receive $400,000,000 (“Seamless Value”) in aggregate consideration in the form of ordinary shares of the Company, par value $0.0001 per share equal to the quotient obtained by dividing (i) the Seamless Value by (ii) $10.00. The Proposed Transactions are expected to close in the first quarter of 2023.

Shareholder Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Company, Seamless Shareholders and Seamless entered into the Shareholder Support Agreement, pursuant to which, among other things, such Seamless Shareholders party thereto agreed to (a) vote their Seamless shares in support and favor of the Business Combination Agreement, the Proposed Transactions and all other matters or resolutions that could reasonably be expected to facilitate the Proposed Transactions, (b) waive any dissenters’ rights in connection with the Proposed Transactions, (c) not transfer their respective Seamless shares and (d) terminate the Seamless’ shareholders’ agreement at or prior to closing.

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, Sponsor, the Company and Seamless had entered into the Sponsor Support Agreement, pursuant to which, among other things, Sponsor agreed to (a) vote at the Company’s shareholder meeting in favor of the Business Combination Agreement and the Proposed Transactions, (b) abstain from redeeming any Sponsor founder shares in connection with the Proposed Transactions, and (c) waive certain anti-dilution provisions contained in the Company’s Memorandum and Articles of Association.

NOTE 8. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Seamless Group Inc [Member]
SUBSEQUENT EVENTS

21 Subsequent events

On January 28, 2022, Tranglo Sdn. Bhd. declared a single-tier final dividend of Malaysian ringgit (“RM”) 59.7223 (equivalent to US$14.2213) per ordinary share amounting to US$2,381,242 in respect of the current financial year, which has been paid on January 31, 2022, to the shareholders whose names appeared in the record of depositors on January 28, 2022. US$952,497 of this dividend was paid to its non-controlling shareholders.

On March 31, 2022, Tranglo Sdn. Bhd. declared a single-tier final dividend of RM 59.7223 (equivalent to US$14.2094) per ordinary share amounting to US$2,379,259 in respect of the current financial year, which has been paid on April 6, 2022, to the shareholders whose names appeared in the record of depositors on March 31, 2022. US$951,704 of dividend was paid to its non-controlling shareholders.

On June 2, 2022, Dynamic Indonesia Holdings Limited entered into the Subscription Agreement with its shareholders, Dynamic Investment Holdings Limited and Noble Tack International Limited, pursuant to which Dynamic Indonesia Holdings Limited agreed to allot and issue 5,000 Subscription Shares in five tranches (with each tranche of 1,000 Subscription Shares) for the aggregate subscription price of US$1,000,000. The Subscription Shares shall represent 20% of the enlarged issued share capital of Dynamic Indonesia Holdings Limited upon completion of the Subscription.

Pursuant to the terms of the Subscription Agreement, Noble Tack International Limited has decided not to subscribe for the first tranche of the Subscription and Dynamic Investment Holdings Limited agreed to subscribe for all the 1,000 Subscription Shares under the first tranche of the Subscription and paid the first tranche Subscription Price of US$200,000 to Dynamic Indonesia Holdings Limited immediately after the entering into of the Subscription Agreement. Upon completion of first tranche of the Subscription in June 2022, the Company owned 51.43% of Dynamic Indonesia Holdings Limited indirectly and the remaining is held by Noble Tack International Limited.

The Company had an incentive plan approved and adopted on September 13, 2018, namely the 2018 Equity Incentive Plan. Under the 2018 Equity Incentive Plan, a total of 2,591,543 restricted stock units (“RSUs”) and 978,397 options with an exercise price of $12.87 had been awarded to certain directors and employees. All RSUs and options granted under the 2018 Incentive Plan had not been vested. The 2018 Incentive Plan was later terminated on July 29, 2022 and replaced by the new 2022 Incentive Plan. All previous awarded RSUs and options under the 2018 Incentive Plan were voided. Under the 2022 Incentive Plan, a total of 6,093,000 shares are reserved for employees and advisers working for the Company. As of the date of these financial statements, no shares have been granted. All shares granted under the 2022 Incentive Plan will be vested upon (i) at the completion of an IPO by the Company or (ii) a de SPAC merger by the Company or any of its subsidiaries. Roughly one third of all the shares granted under the 2022 Incentive Plan are vested upon the completion of IPO or de SPAC merger, whereas roughly another one third are vested on the first anniversary date thereafter, while the rest are vested on the second anniversary date.

SEAMLESS GROUP INC.